Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Finance Costs [Abstract]
Schedule of Finance Costs
	Six months ended June 30, 2025	Six months ended June 30, 2024
	USD	USD
Interest on debts and borrowings	142,777	88,877
Interest on lease liabilities	6,179	6,208
Total finance costs	148,956	95,085